CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 4,456,405,874	$ 699,307,327	¥ 5,279,902,398		¥ 8,091,990,270
Restricted cash	10,702,719	1,679,490	11,875,079		42,902,719
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 4,467,108,593	$ 700,986,817	¥ 5,291,777,477	$ 830,395,360	¥ 8,134,892,989	¥ 5,562,204,889